Lease (Details) - Schedule of amounts recognized in profit or loss $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Amounts Recognized In Profit Or Loss Abstract
Interest expenses on lease liability	$ 4
Amortization of right-of-use-assets	38
Total	$ 42